ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
11.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Technology rights for licensed seeds	74,265	74,723
Distribution network	6,975	6,739
Trademark and certificates	3,394	1,687
Others	4,530	4,763

	89,164	87,912
Accumulated amortization	(49,506)	(54,366)
Impairment provision	(4,314)	(4,314)

Acquired intangible assets, net	35,344	29,232

Amortization expenses for the years ended September 30, 2009, 2010 and 2011 were RMB11,407, RMB9,692 and RMB8,870 respectively.

No impairment provision has been charged for the years ended September 30, 2009, 2010 and 2011.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB

2012	5,619
2013	3,926
2014	3,097
2015	2,339
2016	1,789

Total	16,770

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights amortized over an average usage period of 5 years and charged to general and administrative expenses.